Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 551,989	$ 490,064
Non-Accrual	7,132	5,600
Total Past Due and Non-Accrual	8,262	11,470
Total Loans	560,251	501,534
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,029	5,430
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	101	440
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	160,683	156,242
Non-Accrual	440	1,675
Total Past Due and Non-Accrual	1,137	1,897
Total Loans	161,820	158,139
Residential Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	646	222
Residential Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	51	0
Residential Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	272,125	252,495
Non-Accrual	6,649	3,921
Total Past Due and Non-Accrual	6,998	9,461
Total Loans	279,123	261,956
Commercial Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	310	5,100
Commercial Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	39	440
Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	18,959	19,221
Non-Accrual	0	0
Total Past Due and Non-Accrual	28	0
Total Loans	18,987	19,221
Construction Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	28	0
Construction Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Construction Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Commercial, financial and agricultural loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	71,043	42,500
Non-Accrual	43	0
Total Past Due and Non-Accrual	47	14
Total Loans	71,090	42,514
Commercial, financial and agricultural loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	4	14
Commercial, financial and agricultural loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Commercial, financial and agricultural loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Consumer loans to individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	29,179	19,606
Non-Accrual	0	4
Total Past Due and Non-Accrual	52	98
Total Loans	29,231	19,704
Consumer loans to individuals [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	41	94
Consumer loans to individuals [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	11	0
Consumer loans to individuals [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	$ 0	$ 0